Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38425
Entity Registrant Name	GreenTree Hospitality Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Address Line One	1228 Zhongshan North Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200065
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001724755
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Country	CN
Entity Address, Address Line One	1228 Zhongshan North Road
Entity Address, Address Line Two	Putuo District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200065
Contact Personnel Name	Dr. Yiping Yang
Country Region	86
City Area Code	21
Local Phone Number	3617-4886
Common Class A
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.50 per share *
Entity Common Stock, Shares Outstanding	66,780,612
No Trading Symbol Flag	true
Common Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	34,762,909
American Depositary Shares
Document and Entity Information
Trading Symbol	GHG
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Security Exchange Name	NYSE